Share Capital - Summary of Options Outstanding (Detail)	3 Months Ended				12 Months Ended
	Mar. 31, 2020 shares $ / shares		Mar. 31, 2020 shares $ / shares		Dec. 31, 2019 shares $ / shares		Dec. 31, 2019 shares $ / shares		Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	1,714,421		1,714,421
Number of Stock Options, Balance Ending	1,272,931		1,272,931		1,714,421		1,714,421
US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	854,042	[1]	854,042	[1]	50,349		50,349
Number of Stock Options, Granted		[1]		[1]	843,693		843,693		50,349	50,349
Number of Stock Options, Expired/Forfeited	(467,255)	[1]	(467,255)	[1]	(40,000)		(40,000)
Number of Stock Options, Balance Ending	386,787	[1]	386,787	[1]	854,042	[1]	854,042	[1]	50,349	50,349
Weighted-average Exercise Price, Balance Beginning | $ / shares			$ 2.65				$ 1.55
Weighted-average Exercise Price, Granted | $ / shares							2.72			$ 1.55
Weighted-average Exercise Price, Expired/Forfeited | $ / shares			2.20				3.72
Weighted-average Exercise Price, Balance Ending | $ / shares			$ 3.19				$ 2.65			$ 1.55
Canadian Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	860,379	[1]	860,379	[1]	875,433		875,433		591,609	591,609
Number of Stock Options, Granted	25,765	[1]	25,765	[1]	35,719		35,719		322,517	322,517
Number of Stock Options, Expired/Forfeited		[1]		[1]	(50,773)		(50,773)		(38,693)	(38,693)
Number of Stock Options, Balance Ending	886,144	[1]	886,144	[1]	860,379	[1]	860,379	[1]	875,433	875,433
Weighted-average Exercise Price, Balance Beginning | $ / shares	$ 5.89				$ 18.20				$ 21.30
Weighted-average Exercise Price, Granted | $ / shares	0.66				4.54				13.51
Weighted-average Exercise Price, Expired/Forfeited | (per share)					31.79				24.90
Weighted-average Exercise Price, Balance Ending | $ / shares	$ 5.74				$ 5.89				$ 18.20

[1]	After giving consideration for 30:1 share consolidation effected June 20, 2018.